Investment Properties - Summary of Investment Properties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 20,169,116		$ 21,729,092
Depreciation expenses	1,079,259	$ 32,914	1,091,879	$ 1,107,014
Ending balance	20,055,044	611,621	20,169,116	21,729,092
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,572		35,572
Ending balance	35,572	1,085	35,572	35,572
Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	11,808,566		12,889,336
Ending balance	11,600,957	353,796	11,808,566	12,889,336
Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	8,324,978		8,804,184
Ending balance	8,418,515	256,740	8,324,978	8,804,184
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	26,340,018	803,295	26,968,895	26,454,348
Additions	15,145	462	35,304	114,786
Disposals	(62)	(2)		(9,770)
Reclassification	(88,017)	(2,684)	(194,821)	28,844
Effects of foreign currency exchange differences	1,365,556	41,645	(469,360)	380,687
Ending balance	27,632,640	842,716	26,340,018	26,968,895
Cost [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,572	1,085	35,572	35,572
Ending balance	35,572	1,085	35,572	35,572
Cost [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	16,311,886	497,466	16,757,443	16,376,098
Additions	15,145	462	35,304	114,786
Disposals	(62)	(2)		(9,770)
Reclassification	(88,176)	(2,689)	(182,588)	39,158
Effects of foreign currency exchange differences	845,530	25,786	(298,273)	237,171
Ending balance	17,084,323	521,023	16,311,886	16,757,443
Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	9,992,560	304,744	10,175,880	10,042,678
Reclassification	159	5	(12,233)	(10,314)
Effects of foreign currency exchange differences	520,026	15,859	(171,087)	143,516
Ending balance	10,512,745	320,608	9,992,560	10,175,880
Accumulated depreciations [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	6,170,902	188,194	5,239,803	4,309,561
Depreciation expenses	1,079,259	32,914	1,091,879	1,107,014
Disposals	(28)	(1)		(8,354)
Reclassification	(9,286)	(282)	(55,340)	(210,817)
Effects of foreign currency exchange differences	336,749	10,270	(105,440)	42,399
Ending balance	7,577,596	231,095	6,170,902	5,239,803
Accumulated depreciations [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	4,503,320	137,338	3,868,107	3,272,146
Depreciation expenses	748,055	22,813	766,322	779,431
Disposals	(28)	(1)		(8,354)
Reclassification	(9,340)	(284)	(51,031)	(198,631)
Effects of foreign currency exchange differences	241,359	7,361	(80,078)	23,515
Ending balance	5,483,366	167,227	4,503,320	3,868,107
Accumulated depreciations [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,667,582	50,856	1,371,696	1,037,415
Depreciation expenses	331,204	10,101	325,557	327,583
Reclassification	54	2	(4,309)	(12,186)
Effects of foreign currency exchange differences	95,390	2,909	(25,362)	18,884
Ending balance	$ 2,094,230	$ 63,868	$ 1,667,582	$ 1,371,696